Share-Based Payments (Details) - Schedule of the grant date fair value of each warrant issued is based on a Black Scholes model - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payments (Details) - Schedule of the grant date fair value of each warrant issued is based on a Black Scholes model [Line Items]
Expected volatility	80.60%	70.00%
Weighted average share price (in Dollars per share)	$ 0.14	$ 0.23
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	(0.41%)	(0.36%)
Minimum [Member]
Share-Based Payments (Details) - Schedule of the grant date fair value of each warrant issued is based on a Black Scholes model [Line Items]
Expected life (in years)	10 years	10 years
Maximum [Member]
Share-Based Payments (Details) - Schedule of the grant date fair value of each warrant issued is based on a Black Scholes model [Line Items]
Expected life (in years)	11 years	12 years